Nature of the Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive securities

	Common Shares Issuable
	Nine Months Ended
	September 30,
	2015	2014

Convertible Notes	156,399	145,399
Stock Options	3,273,000	2,315,000
Stock Appreciation Rights	1,455,000	0
Warrants	6,773,896	7,182,124
Total Common Shares Issuable	11,658,295	9,642,523

	Common Shares Issuable
	Years Ended
	December 31,
	2014	2013

Convertible Notes	148,173	139,175
Stock Options	3,265,000	2,285,000
Warrants	6,932,124	6,422,124
Total Common Shares Issuable	10,345,297	8,846,299

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%